Fair Value Measurements and Trading-Related Revenue - Additional Information (Detail) $ in Millions	12 Months Ended
Oct. 31, 2024 CAD ($)
Securities Sold Not Yet Purchased [Member]
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 751
Transfers out of Level 2 into Level 1 of fair value hierarchy	49
Total securities [member]
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,784
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 118